Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note I: Income Taxes

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31 (add 000)	2016	2015	2014
Federal income taxes:
Current	$97,975	$20,627	$35,313
Deferred	68,899	85,295	46,616
Total federal income taxes	166,874	105,922	81,929
State income taxes:
Current	15,189	18,153	10,307
Deferred	(1,149)	930	3,376
Total state income taxes	14,040	19,083	13,683
Foreign income taxes:
Current	1,064	99	1,262
Deferred	(394)	(241)	(2,027)
Total foreign income taxes	670	(142)	(765)
Total taxes on income	$181,584	$124,863	$94,847

The increase in 2016 federal current tax expense is primarily attributable to an increase in earnings; while, in comparison to 2015, the  benefit from the utilization of net operating loss (“NOL”) carryforwards acquired in the 2014 purchase of TXI  lowered current tax expense. The utilization of NOL carryforwards primarily attributed to the increase in federal deferred tax expense in 2015, although some benefits were also recognized in 2016 and 2014.  For the years ended December 31, 2016, 2015 and 2014, the benefit related to the utilization of federal NOL carryforwards, reflected in current tax expense, was $11,852,000, $156,554,000 and $16,940,000, respectively.

For the years ended December 31, 2016 and 2014, excess tax benefits attributable to stock-based compensation transactions that were recorded to shareholders’ equity amounted to $6,792,000 and $2,508,000, respectively. For the year ended December 31, 2015, the realized tax benefit for stock-based compensation transactions was $871,000 less than the amounts estimated during the vesting periods, resulting in a decrease in the pool of excess tax credits.

For the year ended December 31, 2016, foreign pretax earnings were $3,865,000. For the years ended December 31, 2015 and 2014, foreign pretax loss was $1,175,000 and $10,557,000, respectively.

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2016	2015	2014
Statutory tax rate	35.0%	35.0%	35.0%
(Reduction) increase resulting from:
Effect of statutory depletion	(5.4)	(7.8)	(9.6)
State income taxes, net of federal tax benefit	1.5	3.0	3.6
Domestic production deduction	(2.0)	(0.1)	(0.9)
Transfer pricing	—	—	(0.2)
Goodwill write off	—	0.4	3.9
Foreign tax rate differential	(0.1)	—	1.3
Disallowed compensation	0.2	0.2	3.7
Transaction costs	0.1	—	2.4
Other items	0.6	(0.5)	(1.1)
Effective income tax rate	29.9%	30.2%	38.1%

For income tax purposes, the statutory depletion deduction is calculated as a percentage of sales, subject to certain limitations. Due to these limitations, the impact of changes in the sales volumes and earnings may not proportionately affect the Corporation’s statutory depletion deduction and the corresponding impact on the effective income tax rate on continuing operations.  The growth in non-depletable income has resulted in a reduced impact on the effective income tax rate related to the statutory depletion deduction.

The state tax impact on the effective income tax rate has decreased due to changes in apportionment of taxable income to states with lower tax rates and the reduction in certain states’ statutory tax rates.

The Corporation is entitled to receive a 9% tax deduction related to income from domestic (i.e., United States) production activities. The deduction reduced income tax expense and increased consolidated net earnings by $13,583,000, or $0.21 per diluted share, in 2016; $222,000, or less than $0.01 per diluted share, in 2015;, and $3,239,000, or $0.05 per diluted share, in 2014. The impact on the 2015 and 2014 effective income tax rate was limited by the significant utilization of NOL carryforwards.

In 2015 and 2014, the Corporation wrote off goodwill not deductible for income tax purposes as part of the sale of certain operations.  In addition, the Corporation incurred certain compensation and transaction expenses, primarily in 2014 in connection with the TXI acquisition, that are not deductible for income tax purposes and therefore increased the effective income tax rate.

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2016	2015
Deferred tax assets related to:
Employee benefits	$61,462	$56,302
Inventories	71,490	75,907
Valuation and other reserves	38,206	42,857
Net operating loss carryforwards	10,507	11,448
Accumulated other comprehensive loss	82,793	67,757
AMT credit carryforward	2,771	48,197
Gross deferred tax assets	267,229	302,468
Valuation allowance on deferred tax assets	(8,521)	(8,967)
Total net deferred tax assets	258,708	293,501
Deferred tax liabilities related to:
Property, plant and equipment	(635,576)	(593,767)
Goodwill and other intangibles	(268,999)	(266,436)
Other items, net	(17,152)	(16,757)
Total deferred tax liabilities	(921,727)	(876,960)
Net deferred tax liability	$(663,019)	$(583,459)

The increase in the net deferred tax liability is primarily a result of deferred taxes recorded in conjunction with stock acquisitions and the utilization of Alternative Minimum Tax (“AMT”) credit carryforwards.

Deferred tax assets for employee benefits result from the temporary differences between the deductions for pension and postretirement obligations, incentive compensation and stock-based compensation transactions. For financial reporting purposes, such amounts are expensed based on authoritative accounting guidance. For income tax purposes, amounts related to pension and postretirement obligations and incentive compensation are deductible as funded. Amounts related to stock-based compensation transactions are deductible for income tax purposes upon vesting or exercise of the underlying award.

The Corporation had domestic federal and state NOL carryforwards of $220,532,000 (federal $0; state $220,532,000) and $273,251,000 (federal $33,863,000; state $239,388,000) at December 31, 2016 and 2015, respectively. These carryforwards have various expiration dates through 2036. At December 31, 2016 and 2015, deferred tax assets associated with these carryforwards were $10,507,000 and $11,448,000, respectively, net of unrecognized tax benefits, for which valuation allowances of $8,303,000 and $8,690,000, respectively, were recorded. The Corporation recorded a $3,714,000 valuation reserve in 2015 for certain domestic NOL carryforwards, which was driven by the sale of the California cement operations.  The Corporation also had domestic tax credit carryforwards of $1,441,000 and $3,179,000 at December 31, 2016 and 2015, respectively, which expire in 2018. At December 31, 2016 and 2015, deferred tax assets associated with these carryforwards were $937,000 and $2,509,000, respectively, net of unrecognized tax benefits, for which valuation allowances of $218,000 and $277,000 , respectively, were recorded.   At December 31, 2016 the Corporation also had an AMT credit carryforward of $17,192,000, which does not expire. The deferred tax asset associated with this carryforward, net of unrecognized tax benefits, was $2,771,000

Deferred tax liabilities for property, plant and equipment result from accelerated depreciation methods being used for income tax purposes as compared with the straight-line method for financial reporting purposes.

Deferred tax liabilities related to goodwill and other intangibles reflect the cessation of goodwill amortization for financial reporting purposes, while amortization continues for income tax purposes.

The Corporation provides deferred taxes, as required, on the undistributed net earnings of all non-U.S. subsidiaries for which the indefinite reversal criterion has not been met. The Corporation expects to reinvest permanently the earnings from its wholly-owned Canadian subsidiary and accordingly, has not provided deferred taxes on the subsidiary’s undistributed net earnings. The wholly-owned Canadian subsidiary’s undistributed net earnings are estimated to be $35,392,000 at December 31, 2016. The unrecognized deferred tax liability for temporary differences related to the investment in the wholly-owned Canadian subsidiary is estimated to be $1,872,000 for the year ended December 31, 2016.

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2016	2015	2014
Unrecognized tax benefits at beginning of year	$18,727	$21,107	$11,826
Gross increases – tax positions in prior years	2,401	3,079	2,075
Gross decreases – tax positions in prior years	(1,924)	(3,512)	(203)
Gross increases – tax positions in current year	4,650	4,978	3,369
Gross decreases – tax positions in current year	(2,047)	(594)	(51)
Lapse of statute of limitations	—	(6,331)	(1,872)
Unrecognized tax benefits assumed with acquisition	—	—	5,963
Unrecognized tax benefits at end of year	$21,807	$18,727	$21,107

For the year ended December 31, 2014, the unrecognized tax benefits assumed with acquisition represented positions acquired with TXI.

At December 31, 2016, 2015 and 2014, unrecognized tax benefits of $11,603,000, $7,975,000 and $9,362,000, respectively, related to interest accruals and permanent income tax differences, net of federal tax benefits, would have favorably affected the Corporation’s effective income tax rate if recognized.

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not initiated by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities. Management believes its accrual for unrecognized tax benefits is sufficient to cover uncertain tax positions reviewed during audits by taxing authorities. The Corporation anticipates that it is reasonably possible that its unrecognized tax benefits may decrease up to $3,935,000, excluding indirect benefits, during the twelve months ending December 31, 2017 due to the expiration of the statute of limitations for the 2012 and 2013 tax years.

For the years ended December 31, 2015 and 2014, $2,364,000 or $0.04 per diluted share, and $687,000 or $0.01 per diluted share, respectively, were reversed into income upon the statute of limitations expiration for the 2010 and 2011 tax years.

The Corporation’s open tax years subject to federal, state or foreign examinations are 2010 through 2016.